Note 4 - Debt Obligations (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Debt [Table Text Block]
	December 31,

	2025	2024
Current portion of debt:
SBA Paycheck Protection Program loan	$43	$43
Vehicle loan, current portion	13	13
Term loan, current portion	17	—
SBA EIDL Loan, matures July 2053, current portion	10	10
Total current portion of debt	$83	$66

Long-term debt:
Vehicle loan, matures March 2029	$29	$41
Term loan, matures April 2028	22	—
SBA EIDL Loan, matures July 2053	131	134
Total long-term debt, net of current	$182	$175

Total	$265	$241